Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001804176
Registrant Name	Butterfly Network, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES